NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Details Narrative) - USD ($)				1 Months Ended												4 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 11, 2018	Apr. 13, 2018	Dec. 14, 2015	Sep. 28, 2018	Nov. 30, 2017	Nov. 17, 2017	Oct. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015	Sep. 15, 2015	Apr. 30, 2015	Feb. 28, 2015	Nov. 30, 2014	Dec. 31, 2013	Jan. 08, 2018	Aug. 01, 2017	Jul. 31, 2016	Jan. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Accrued interest																				$ 138,605	$ 42,824
Notes payable noncurent																				300,000	2,777,341
Loss on extinguishment of debt	$ 44,348																			(44,353)
Reclassification of derivative liability to additional paid in capital	$ 1,141,995																			1,141,995
Convertible Promissory Notes [Member]
Notes payable noncurent																				300,000	2,940,000
Loan Agreements[Member] | December 2013 Note [Member]
Original principal amount															$ 250,000
Repayment of note payable													$ 25,000
Interest rate															10.00%
Accrued and unpaid interest transfer to principal																					60,679
Maturity date															Mar. 30, 2019
Note payable																				285,679	285,679
Loan Agreements[Member] | October 2007 Note [Member]
Original principal amount							$ 550,000
Interest rate							10.00%
Accrued and unpaid interest transfer to principal																					17,310
Maturity date							Mar. 30, 2019
Note payable																				567,310	550,000
Loan Agreements[Member] | November 2014 Note [Member]
Original principal amount														$ 210,000
Interest rate											10.00%			18.00%
Accrued and unpaid interest transfer to principal																					49,170
Maturity date														Mar. 30, 2019
Note payable																				259,170	259,170
Accrued interest														$ 16,800
Loan Agreements[Member] | April 2015 Note [Member]
Original principal amount												$ 50,000
Interest rate												10.00%
Accrued and unpaid interest transfer to principal																					16,511
Maturity date												Dec. 31, 2018
Note payable																				66,511	66,511
Accrued interest												$ 4,000
Loan Agreements[Member] | November 2016 Note [Member]
Original principal amount									$ 250,000
Interest rate									20.00%
Accrued and unpaid interest transfer to principal																					47,000
Maturity date									Mar. 30, 2019
Note payable																				297,000	297,000
Loan Agreements[Member] | December 2016 Note [Member]
Original principal amount								$ 100,000
Interest rate								20.00%
Accrued and unpaid interest transfer to principal								$ 5,591
Note payable																				105,591	105,591
Loan Agreements[Member] | March 2017 Note [Member]
Original principal amount																						$ 50,000
Accrued interest																					10,000
Accrued interest paid																					10,000
Financing Agreement [Member]
Original principal amount																			$ 660,000
Repayment of note payable																			$ 285,000
Note payable										$ 375,000
Accrued interest						$ 168,282		$ 191,250		223,393
Financing Agreement [Member] | November 2017 Note [Member]
Interest rate						10.00%
Maturity date						Mar. 30, 2019
Note payable																				957,925	957,925
Promissory Notes [Member] | Private Placement Notes [Member]
Repayment of note payable																					25,000
Sale of Private Placement Notes			$ 750,000							$ 325,000								$ 925,000
Warrants issued										81,250								231,250
Strike price of warrants										$ 2.00								$ 2.00
Fair value of warrants										$ 63,398								$ 168,678
Number of warrants surrenderd		81,250
Promissory Notes [Member] | Private Placement Notes [Member]
Accrued and unpaid interest transfer to principal																					118,682
Maturity date					Mar. 30, 2019
Note payable																				$ 1,343,682	$ 1,343,682
Number of warrants surrenderd		231,250
Convertible Promissory Notes [Member]
Sale of Private Placement Notes																$ 1,175,000	$ 1,865,000
Exercise price																$ 0.01
Warrant Term																3 years	3 years
Number of shares converted				2,017,416